Employee Welfare Plan	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Employee Welfare Plan

13.	Employee Welfare Plan

The Company has established its own employee welfare plan in accordance with Chinese law and regulations. The Company makes contributions to an employee welfare plan. The total expense for the above plan was $36,419 and $14,869 for the years ended December 31, 2011 and 2010, respectively.